Severance Indemnities and Pension Plans (Narrative) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥) Age	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Severance Indemnities and Pension Plans [Line Items]
Eligible age for lifetime annuity payments | Age	65
Difference between the accumulated benefit obligations settled and the assets transferred as Japanese government subsidy		¥ 115,210
Special lump-sum early termination benefits charged to operations during the fiscal year	¥ 9,285	7,358	¥ 11,234
Defined contribution plan cost charged to operations during the fiscal year	¥ 12,041	8,443	¥ 6,396
MUTB [Member]
Severance Indemnities and Pension Plans [Line Items]
Japanese Defined Benefit Corporate Pension Plan Act, General Description	In accordance with the guidance, which addresses the accounting for the transfer to the Japanese government of a substitutional portion of employee pension fund liabilities, MUTB accounted for the entire separation process, upon completion of transfer of the plan assets to the government, as a single settlement transaction.
Difference between the accumulated benefit obligations settled and the assets transferred as Japanese government subsidy		115,210
Net unrealized loss for the substitutional portion as settlement loss		42,435
Derecognition of previously accrued salary progression		¥ 1,770